CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY - BRL (R$) R$ in Thousands	Share Capital [member]	Other reserves [member]	Treasury shares [member]	Reserve of gains and losses on hedging instruments that hedge investments in equity instruments [member]	Profit Attributed To Parent [Member]	Dividends And Remuneration [Member]	Equity attributable to owners of parent [member]	Financial assets measured at fair value through other comprehensive income, category [member]	Defined benefit plans [member]	Reserve of exchange differences on translation [member]	Reserve of cash flow hedges [member]	Total [member]	Non-controlling interests [member]	Total
Balance at Dec. 31, 2017	R$ 57,000,000	R$ 27,721,428	R$ (148,440)	R$ (1,017,000)	R$ 8,924,064	R$ (6,300,000)	R$ 86,180,052	R$ 1,516,772	R$ (2,704,380)	R$ 859,370	R$ (742,932)	R$ 85,108,882	R$ 436,894	R$ 85,545,776
Total comprehensive income					12,582,477		12,582,477	475,809	(366,660)		83,158	12,774,784	217,441	12,992,225
Net profit					12,582,477		12,582,477					12,582,477	217,441	12,799,918
Other comprehensive income								475,809	(366,660)		83,158	192,307		192,307
Financial Assets Measured At Fair Value Through Other Comprehensive Income								475,809				475,809		475,809
Pension plans									(366,660)			(366,660)		(366,660)
Gain and loss - Cash flow and investment hedge											83,158	83,158		83,158
Appropriation of net income from prior years		8,924,064			(8,924,064)
Option to Acquire Own Instrument		106,440					106,440					106,440	(106,440)
Dividends and interest on capital		(6,300,000)				(300,000)	(6,600,000)					(6,600,000)		(6,600,000)
Share based compensation		(17,854)					(17,854)					(17,854)		(17,854)
Treasury shares			(312,305)				(312,305)					(312,305)		(312,305)
Capital restructuring			(687)				(687)					(687)		(687)
Treasury shares income		(15,868)					(15,868)					(15,868)		(15,868)
Other		(40,517)					(40,517)					(40,517)	44,690	4,173
Balance at Dec. 31, 2018	57,000,000	30,377,693	(461,432)	(1,017,000)	12,582,477	(6,600,000)	91,881,738	1,992,581	(3,071,040)	859,370	(659,774)	91,002,875	592,585	91,595,460
Total comprehensive income					16,406,932		16,406,932	1,352,702	(675,497)		115,949	17,200,086		17,200,086
Net profit					16,406,932		16,406,932					16,406,932		16,406,932
Other comprehensive income								1,352,702	(675,497)		115,949	793,154		793,154
Financial Assets Measured At Fair Value Through Other Comprehensive Income								1,352,702				1,352,702		1,352,702
Pension plans									(675,497)			(675,497)		(675,497)
Gain and loss - Cash flow and investment hedge											115,949	115,949		115,949
Appropriation of net income from prior years		12,582,477			(12,582,477)
Own Instrument Acquisition Option		(1,598,336)		950,000			(648,336)					(648,336)		(648,336)
Dividends and interest on capital		(6,600,000)				(4,200,000)	(10,800,000)					(10,800,000)		(10,800,000)
Share based compensation		50,886					50,886					50,886		50,886
Treasury shares			(219,703)				(219,703)					(219,703)		(219,703)
Treasury shares income		5,796					5,796					5,796		5,796
Other		58,976					58,976					58,976	(34,004)	24,972
Balance at Dec. 31, 2019	57,000,000	34,877,492	(681,135)	(67,000)	16,406,932	(10,800,000)	96,736,289	3,345,283	(3,746,537)	859,370	(543,825)	96,650,580	558,581	97,209,161
Total comprehensive income					13,418,529		13,418,529	(1,003,154)	555,624		105,159	13,076,159	32,224	13,108,382
Net profit					13,418,529		13,418,529					13,418,529	32,224	13,450,753
Other comprehensive income								(1,003,154)	555,624		105,159	(342,371)		(342,371)
Financial Assets Measured At Fair Value Through Other Comprehensive Income								(1,003,154)				(1,003,154)		(1,003,154)
Pension plans									555,624			555,624		555,624
Gain and loss - Cash flow and investment hedge											105,159	105,159		105,159
Appropriation of net income from prior years		16,406,932			(16,406,932)
Own Instrument Acquisition Option		(67,000)		67,000
Dividends and interest on capital from prior years		(10,800,000)				10,800,000
Dividends and interest on capital						(3,837,085)	(3,837,085)					(3,837,085)		(3,837,085)
Share based compensation
Treasury shares			(110,223)				(110,223)					(110,223)		(110,223)
Treasury shares income
Other		(2,443)					(2,443)					(2,443)	(277,920)	(280,363)
Balance at Dec. 31, 2020	R$ 57,000,000	R$ 40,414,981	R$ (791,358)		R$ 13,418,529	R$ (3,837,085)	R$ 106,205,067	R$ 2,342,129	R$ (3,190,913)	R$ 859,370	R$ (438,666)	R$ 105,776,987	R$ 312,885	R$ 106,089,872